FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated fair values and recorded book balances
The estimated recorded book balances and fair values at December 31 follow:
			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2017
Assets
Cash and due from banks	$36,994	$36,994	$36,994	$—	$—
Interest bearing deposits	17,744	17,744	17,744	—	—
Interest bearing deposits - time	2,739	2,740	—	2,740	—
Trading securities	455	455	455	—	—
Securities available for sale	522,925	522,925	898	522,027	—
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale	2,035,666	1,962,937	—	39,436	1,923,501
Accrued interest receivable	8,609	8,609	1	2,192	6,416
Derivative financial instruments	3,080	3,080	—	3,080	—
Liabilities
Deposits with no stated maturity (1)	$1,845,716	$1,845,716	$1,845,716	$—	$—
Deposits with stated maturity (1)	554,818	551,489	—	551,489	—
Other borrowings	54,600	54,918	—	54,918	—
Subordinated debentures	35,569	29,946	—	29,946	—
Accrued interest payable	892	892	48	844	—
Derivative financial instruments	1,292	1,292	—	1,292	—
2016
Assets
Cash and due from banks	$35,238	$35,238	$35,238	$—	$—
Interest bearing deposits	47,956	47,956	47,956	—	—
Interest bearing deposits - time	5,591	5,611	—	5,611	—
Trading securities	410	410	410	—	—
Securities available for sale	610,616	610,616	—	610,616	—
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale (2)	1,655,335	1,629,587	—	67,321	1,562,266
Accrued interest receivable	7,316	7,316	5	2,364	4,947
Derivative financial instruments	2,251	2,251	—	2,251	—
Liabilities
Deposits with no stated maturity (1)	$1,740,601	$1,740,601	$1,740,601	$—	$—
Deposits with stated maturity (1)	485,118	483,469	—	483,469	—
Other borrowings	9,433	10,371	—	10,371	—
Subordinated debentures	35,569	25,017	—	25,017	—
Accrued interest payable	932	932	21	911	—
Derivative financial instruments	975	975	—	975	—

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.0 million and $7.4 million at December 31, 2017 and 2016, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $38.0 million and $31.3 million at December 31, 2017 and 2016, respectively.

(2)	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.